OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 29, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES:

	December 29, 2024	December 31, 2023

Employee benefit obligation - Statutory severance and pre-notice (a)	$32,400	$31,003
Employee benefit obligation - Defined contribution plan (b)	5,267	4,225
Provisions (c)	10,541	11,080
Derivative liability (note 14(a))	8,602	—
	$56,810	$46,308

(a) Statutory severance and pre-notice obligations:

	2024	2023

Obligation, beginning of fiscal year	$31,003	$42,127
Service cost	14,972	16,700
Interest cost	7,823	8,767
Actuarial loss (gain)(1)	817	(1,717)
Foreign exchange gain	(2,597)	(501)
Benefits paid	(19,618)	(34,373)
Obligation, end of fiscal year	$32,400	$31,003
(1) The actuarial loss (gain) in fiscal 2024 and 2023 respectively, is mainly due to changes in the actuarial assumptions used to determine the statutory severance obligations.

Significant assumptions for the calculation of the statutory severance obligations included the use of a discount rate ranging between 9.3% and 11.7% (2023 - between 10.0% and 11.4%) and rates of compensation increases between 7.5% and 9.5% (2023 - 8.0% and 9.5%). A 1% increase in the discount rates would result in a corresponding decrease in the statutory severance obligations of $4.5 million, and a 1% decrease in the discount rates would result in a corresponding increase in the statutory severance obligations of $5.2 million. A 1% increase in the rates of compensation increases used would result in a corresponding increase in the statutory severance obligations of $5.6 million, and a 1% decrease in the rates of compensation increases used would result in a corresponding decrease in the statutory severance obligations of $4.9 million.

The cumulative amount of actuarial losses recognized in other comprehensive income as at December 29, 2024 was $25.6 million (December 31, 2023 - $24.8 million) which have been reclassified to retained earnings in the period in which they were recognized.

(b)Defined contribution plan:
During fiscal 2024, defined contribution expenses were $6.7 million (2023 - $5.4 million).
12. OTHER NON-CURRENT LIABILITIES (continued):

(c)Provisions:
The following table presents the provisions for decommissioning and site restoration costs of the Company:

	2024	2023

Balance, beginning of fiscal year	$11,080	$10,707
Changes in estimates made during the fiscal year	(970)	(41)
Accretion of interest	431	414
Balance, end of fiscal year	$10,541	$11,080
Provisions as at December 29, 2024 include estimated future costs of decommissioning and site restoration for certain assets located at the Company’s textile and sock facilities for which the timing of settlement is uncertain, but has been estimated to be in excess of nine years.